SCHEDULE OF CARRYING VALUE OF GOODWILL (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Balance			$ 6,516,915				$ 6,516,915
Impairment	$ 4,853,142						4,853,142	15,669,287	20,364,001
Net carrying value, as of December 31, 2023	15,528,739						15,528,739		6,516,915
Impairment	(4,853,142)						(4,853,142)	(15,669,287)	(20,364,001)
Trucking [Member] | Operating Segments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance	13,864,966	$ 13,864,966
Goodwill recognized			13,864,966
Impairment
Net carrying value, as of December 31, 2023	13,864,966	13,864,966	13,864,966				13,864,966
Gross goodwill, beginning balance
Gross goodwill, ending balance	13,864,966						13,864,966
Accumulated impairment, beginning balance
Impairment
Accumulated impairment, ending balance
Digester [Member] | Operating Segments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance	6,516,915	6,516,915	6,516,915	6,650,621			6,516,915
Goodwill recognized					22,319,908				26,880,916
Impairment	(4,853,142)				(15,669,287)				20,364,001
Net carrying value, as of December 31, 2023	1,663,773	$ 6,516,915	6,516,915		6,650,621		1,663,773		6,516,915
Gross goodwill, beginning balance			26,880,916				26,880,916
Gross goodwill, ending balance									26,880,916
Accumulated impairment, beginning balance			(20,364,001)				(20,364,001)
Impairment	4,853,142				$ 15,669,287				(20,364,001)
Accumulated impairment, ending balance	$ (4,853,142)						$ (4,853,142)		$ (20,364,001)